SHARE-BASED COMPENSATION - RESTRICTED SHARES AWARD (Details)					12 Months Ended
	Apr. 09, 2018 shares	Dec. 13, 2017 shares	Dec. 11, 2015 shares	Dec. 23, 2014 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Number of ordinary shares
Outstanding at the beginning of the period (in shares)								640,000
Vested (in shares)						(160,000)		(320,000)
Forfeited (in shares)								(160,000)
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares									$ 0.07
Vested (in dollars per share) | $ / shares							$ 0.07		0.07
Forfeited (in dollars per share) | $ / shares									0.07
Aggregate fair value of the unvested restricted shares | ¥					¥ 0	¥ 0
Total fair value of restricted shares vested | ¥					0	¥ 72,000		¥ 151,000
Restricted shares
Number of ordinary shares
Outstanding at the beginning of the period (in shares)						160,000
Outstanding at the end of the period (in shares)								160,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares							$ 0.07
Outstanding at the end of the period (in dollars per share) | $ / shares									$ 0.07
2011 Plan | Restricted shares | Employees and directors
SHARE-BASED COMPENSATION
Shares issued (in shares)	480,000	16,813,344	40,106,656	11,265,520
Unrecognized share-based compensation cost | ¥					¥ 0	¥ 0	$ 0